INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES

NOTE 6 - INVENTORIES

	December 31
	2014	2013
	U.S.dollars in thousands
Raw materials and supplies	$12,240	$6,550
In-process inventories	$6,644	$3,790
Finished goods	$2,688	$1,603
	$21,572	$11,943